Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DoubleLine ETF Trust
Entity Central Index Key	0001886172
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000257761
Shareholder Report [Line Items]
Fund Name	DoubleLine Securitized Credit ETF
Trading Symbol	DSCO
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DSCO	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the 12-month period ended March 31, 2026, the DoubleLine Securitized Credit ETF outperformed the benchmark Bloomberg US Aggregate Bond Index return of 4.35% on a net asset value basis.

Line Graph [Table Text Block]

How did the Fund perform since inception?

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. ETF expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

Table Summary
	DoubleLine Securitized Credit ETF (DSCO)	Bloomberg US Aggregate Bond Index
9/3/2019	$10,000	$10,000
3/31/2020	$8,265	$10,260
3/31/2021	$9,893	$10,333
3/31/2022	$9,654	$9,904
3/31/2023	$8,872	$9,430
3/31/2024	$9,908	$9,590
3/31/2025	$10,775	$10,058
3/31/2026	$11,353	$10,495

Average Annual Return [Table Text Block]

Annual Performance (%)Footnote Reference1

Table Summary
	1 Year	5 years	Since Inception September 3, 2019
Total Return based on NAV	5.37%	2.79%	1.95%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	0.74%
Footnote	Description
Footnote[1]	DoubleLine Securitized Credit Fund, a series of DoubleLine Funds Trust (the "Predecessor Fund"), reorganized into the Fund on January 30, 2026, following shareholder approval (the "Reorganization"). The Predecessor Fund commenced operations on September 3, 2019. The Fund commenced operations as an ETF as of January 30, 2026 and, as result of the Reorganization, adopted the performance history of Class I Shares of the Predecessor Fund.

Performance Inception Date	Sep. 03, 2019
AssetsNet	$ 176,493,054
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 490,901
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$176,493,054 Number of Portfolio Holdings285 Portfolio Turnover Rate57% Net Investment Advisory Fees$490,901
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
Non-Agency Residential Collateralized Mortgage Obligations	33.1
U.S. Government and Agency Mortgage-Backed Obligations	19.7
Collateralized Loan Obligations	16.8
Non-Agency Commercial Mortgage-Backed Obligations	14.2
Asset-Backed Obligations	10.9
Short-Term Investments	5.7
Other	-0.4

Credit Quality Breakdown (% of Net Assets)

Table Summary
Government	8.6
Agency	11.1
AAA	17.4
AA	4.7
A	12.4
BBB	31.1
BB	5.4
B	1.4
Not Rated	2.5
Other	5.4
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
FHLMC UMBS, Pool SL2456, 5.50%, 08/01/2055	1.8
FNMA REMICS, Series 2022-68-FB (SOFR 30 Day Average + 0.87%, 6.00% Cap), 4.53%, 10/25/2052	1.6
FHLMC UMBS, Pool SL3050, 5.50%, 09/01/2055	1.6
FHLMC UMBS, Pool SL2062, 5.50%, 07/01/2055	1.1
Verus Securitization Trust, Series 2025-11-A3, 5.27%, 11/25/2070	1.1
COLT Mortgage Loan Trust, Series 2026-2-M1, 5.42%, 03/25/2071	1.0
Aspire Mortgage Trust, Series 2026-1-M1, 5.40%, 01/25/2066	1.0
OBX Trust, Series 2026-R1-M1, 5.56%, 01/25/2063	1.0
Deephaven Residential Mortgage Trust, Series 2026-INV1-M1, 5.77%, 12/25/2070	1.0
Santander Mortgage Asset Receivable Trust, Series 2026-NQM1-M1, 5.80%, 11/25/2065	1.0